UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

               REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2005

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING



/s/ Joshua H. Landes
--------------------
New York, New York
August 12, 2005

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.


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                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:

Number of Other Managers:                   1


Form 13F Information Table Entry Total:     90
                                            --

Form 13F Information Table Value Total:     $ 248,176
                                            ---------

List of Other Included Managers:

                                        No. 1:
                                        ------
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006


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

                                                     FORM 13F INFORMATION TABLE
                                                      ------------------------
Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                                 (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:             Column 2:  Column 3:  Column 4:          Column 5:            Column 6:   Column 7:    Column 8:

                                            Fair
Name of Issuer                              Market    Shares
                        Title               Value       or
                         of      CUSIP      (in      Principal                      Investment     Other       Voting
                        Class    Number  thousands)   Amount    SH/PRN  Put/Call    discretion   Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole  Shared  None
Acme Communication Inc.  COM    004631107    5,166   1,285,084       SH               SOLE       Filer + No.1   SOLE
AFC Enterprises Inc.     COM    00104Q107    2,602     198,500       SH               SOLE       Filer + No.1   SOLE
Ampal-American Israel    CLA    032015109    1,227     306,854       SH               SOLE       Filer + No.1   SOLE
Corp.
Analogic Corp.           COM    032657207    4,017      80,000       SH               SOLE       Filer + No.1   SOLE
Armor Holdings, Inc.     COM    042260109    8,833     223,000       SH               SOLE       Filer + No.1   SOLE
Avalon Holdings Corp.    CLA    05343P109       47      11,700       SH               SOLE       Filer + No.1   SOLE
Bexil Corp.              COM    088577101      260      13,900       SH               SOLE       Filer + No.1   SOLE
BKF Capital Group, Inc.  COM    05548G102    3,033      80,000       SH               SOLE       Filer + No.1   SOLE
Cadmus Communications    COM    127587103    2,244     125,000       SH               SOLE       Filer + No.1   SOLE
Corp.
Cagles Inc.              CLA    127703106    1,922     183,000       SH               SOLE       Filer + No.1   SOLE
Cal-Maine Foods, Inc.    COM    128030202      290      48,000       SH               SOLE       Filer + No.1   SOLE
Canada Southern          COM    135231108      169      23,450       SH               SOLE       Filer + No.1   SOLE
Petroleum Ltd.
Canadian Superior        COM    136644101      175     110,900       SH               SOLE       Filer + No.1   SOLE
Energy Inc.
Central Freight Lines,   COM   153491105     1,729     665,000       SH               SOLE       Filer + No.1   SOLE
Inc.
Comstock Resources,      COM   205768203     2,529     100,000       SH               SOLE       Filer + No.1   SOLE
Inc.
Cornell Companies Inc.   COM   219141108    14,375   1,068,000       SH               SOLE       Filer + No.1   SOLE
Cosine Communications,   COM   221222607       656     278,147       SH               SOLE       Filer + No.1   SOLE
Inc.
Cronos Group, S.A.       SHS   L20708100     3,595     311,800       SH               SOLE       Filer + No.1   SOLE

Dynegy Inc.              CLA   26816Q101     3,159     650,000       SH               SOLE       Filer + No.1   SOLE
Edison International     COM   281020107       203       5,000       SH               SOLE       Filer + No.1   SOLE


TOTAL                                     $ 56,231   5,767,335
                                          --------   ---------



Column 1:             Column 2:  Column 3:  Column 4:          Column 5:            Column 6:   Column 7:    Column 8:

                                            Fair
Name of Issuer                              Market    Shares
                        Title               Value       or
                         of      CUSIP      (in      Principal                      Investment     Other       Voting
                        Class    Number  thousands)   Amount    SH/PRN  Put/Call    discretion   Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole  Shared  None
First Aviation           COM    31865W108    7,957   2,066,634       SH               SOLE       Filer + No.1   SOLE
Services Inc.
First Consulting         COM    31986R103      189      37,000       SH               SOLE       Filer + No.1   SOLE
Group Inc.
First Union Real         COM    337400105      130      34,146       SH               SOLE       Filer + No.1   SOLE
                         SH
                         BEN
Estate Equity and        INT
Mortgage Investments
Foster L B Co.           COM    350060109      925     100,000       SH               SOLE       Filer + No.1   SOLE
Frozen Food Express      COM    359360104    5,640     500,000       SH               SOLE       Filer + No.1   SOLE
Industries Inc.
G-III Apparel Group      COM    36237H101    4,898     518,357       SH               SOLE       Filer + No.1   SOLE
Ltd.
Gammon Lake Resources,   COM    364915108      168      25,000       SH               SOLE       Filer + No.1   SOLE
Inc.
Gasco Energy Inc.        COM    367220100       93      25,000       SH               SOLE       Filer + No.1   SOLE
Gold Fields Ltd.      SPONSORED 38059T106    1,135     100,000       SH               SOLE       Filer + No.1   SOLE
                         ADR
Gold Kist Inc.           COM    380614107      987      45,900       SH               SOLE       Filer + No.1   SOLE
Goldcorp Inc.            COM    380956409    2,525     160,000       SH               SOLE       Filer + No.1   SOLE
Golden Enterprises Inc.  COM    381010107       64      16,200       SH               SOLE       Filer + No.1   SOLE
Hancock Fabrics Inc.     COM    409900107    3,486     525,000       SH               SOLE       Filer + No.1   SOLE
Hollywood Media Corp.    COM    436233100    5,097   1,177,100       SH               SOLE       Filer + No.1   SOLE
Internet Commerce Corp.  CLA    46059F109    1,730   1,000,000       SH               SOLE       Filer + No.1   SOLE
Interpool Inc.           COM    46062R108   10,733     502,000       SH               SOLE       Filer + No.1   SOLE
Intrawest Corporation    COM    460915200   10,068     420,000       SH               SOLE       Filer + No.1   SOLE
Key Energy Services,     COM    492914106    6,534     540,000       SH               SOLE       Filer + No.1   SOLE
Inc.
Keynote Systems Inc.     COM    493308100    1,582     131,504       SH               SOLE       Filer + No.1   SOLE
Kindred Healthcare Inc.  COM    494580103    2,780      70,178       SH               SOLE       Filer + No.1   SOLE
Ladish Inc.              COM    505754200    4,224     425,363       SH               SOLE       Filer + No.1   SOLE


TOTAL                                     $ 70,945   8,419,382
                                          --------   ---------

Column 1:             Column 2:  Column 3: Column 4:           Column 5:             Column 6:   Column 7:     Column 8:

                                            Fair
Name of Issuer                              Market    Shares
                        Title               Value       or
                         of      CUSIP      (in      Principal                       Investment    Other       Voting
                        Class    Number   thousands)   Amount    SH/PRN  Put/Call    discretion   Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole Shared None
Laidlaw International,   COM    50730R102   10,932     453,600       SH               SOLE       Filer + No.1   SOLE
Inc.
Landec Corp.             COM    514766104    6,819   1,049,000       SH               SOLE       Filer + No.1   SOLE
Langer Inc.              COM    515707107       84      12,900       SH               SOLE       Filer + No.1   SOLE
Layne Christensen Co.    COM    521050104   16,958     857,334       SH               SOLE       Filer + No.1   SOLE
Liberty Media Corp.      CLA    530718105      155      15,200       SH               SOLE       Filer + No.1   SOLE
Lightbridge Inc.         COM    532226107    1,040     170,700       SH               SOLE       Filer + No.1   SOLE
Lubys Inc.               COM    549282101    3,944     330,000       SH               SOLE       Filer + No.1   SOLE
Main Street Restaurant   COM    560345308      353     100,044       SH               SOLE       Filer + No.1   SOLE
Group Inc.
Mediware Information     COM    584946107    1,103     110,300       SH               SOLE       Filer + No.1   SOLE
Systems Inc.
Meridian Resource Corp.  COM    58977Q109    1,074     224,600       SH               SOLE       Filer + No.1   SOLE
Mission Resources Corp.  COM    605109107    1,096     136,000       SH               SOLE       Filer + No.1   SOLE
MVC Capital Inc.         COM    553829102   11,507   1,150,700       SH               SOLE       Filer + No.1   SOLE
Napco Security Systems   COM    630402105      194      19,288       SH               SOLE       Filer + No.1   SOLE
Inc.
Nevada Gold & Casinos    COM    64126Q206    1,014      93,500       SH               SOLE       Filer + No.1   SOLE
Inc.
Newmont Mining Corp.     COM    651639106    1,952      50,000       SH               SOLE       Filer + No.1   SOLE
Nexstar Broadcasting     CLA    65336K103      612     100,000       SH               SOLE       Filer + No.1   SOLE
Group Inc.
Nobel Learning           COM    654889104    7,394     840,200       SH               SOLE       Filer + No.1   SOLE
Communities Inc.
Novoste Corp.            COM    67010C100      582     600,000       SH               SOLE       Filer + No.1   SOLE



TOTAL                                      $66,813   6,313,366
                                           -------   ---------

Column 1:             Column 2:  Column 3: Column 4:           Column 5:             Column 6:   Column 7:     Column 8:

                                            Fair
Name of Issuer                              Market    Shares
                        Title               Value       or
                         of      CUSIP      (in      Principal                       Investment    Other       Voting
                        Class    Number   thousands)   Amount    SH/PRN  Put/Call    discretion   Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole Shared None
NUR Macroprinters Ltd.   ORD    M75165106       90     248,800       SH               SOLE       Filer + No.1   SOLE
On Assignment Inc.       COM    682159108       49      10,000       SH               SOLE       Filer + No.1   SOLE
Opticare Health          COM    68386P105      103     343,005       SH               SOLE       Filer + No.1   SOLE
Systems Inc.
PSB Bancorp, Inc.        COM    693604100      152      12,000       SH               SOLE       Filer + No.1   SOLE
Petrohawk Energy Corp.   COM    716495106    4,015     370,000       SH               SOLE       Filer + No.1   SOLE
Pricesmart Inc.          COM    741511109      512      61,154       SH               SOLE       Filer + No.1   SOLE
Private Business Inc.    COM    74267D203    1,414     988,925       SH               SOLE       Filer + No.1   SOLE
RCM Technologies Inc.    COM    749360400    1,643     382,100       SH               SOLE       Filer + No.1   SOLE
RailAmerica Inc.         COM    750753105    4,327     363,600       SH               SOLE       Filer + No.1   SOLE
Refac                    COM    758960108       72      11,840       SH               SOLE       Filer + No.1   SOLE
Rewards Network Inc.     COM    761557107    8,528   1,579,300       SH               SOLE       Filer + No.1   SOLE
S1 Corporation           COM    78463B101       47      10,000       SH               SOLE       Filer + No.1   SOLE
Scheid Vineyards Inc.    CLA    806403101      679     113,000       SH               SOLE       Filer + No.1   SOLE
Sequa Corporation        CLA    817320104   10,375     156,800       SH               SOLE       Filer + No.1   SOLE
Sequa Corporation        CLB    817320203      499       7,500       SH               SOLE       Filer + No.1   SOLE
Sinclair Broadcast       CLA    829226109      727      80,000       SH               SOLE       Filer + No.1   SOLE
Group Inc.
Standard Motor           COM    853666105    3,432     260,000       SH               SOLE       Filer + No.1   SOLE
Products Inc.

TOTAL                                      $36,664   4,998,024
                                           -------   ---------

Column 1:             Column 2:  Column 3: Column 4:           Column 5:             Column 6:   Column 7:     Column 8:

                                            Fair
Name of Issuer                              Market    Shares
                        Title               Value       or
                         of      CUSIP      (in      Principal                       Investment    Other       Voting
                        Class    Number   thousands)   Amount    SH/PRN  Put/Call    discretion   Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole  Shared  None
Sumtotal Systems Inc.    COM    866615107       46      10,000       SH               SOLE       Filer + No.1   SOLE
Superior Energy          COM    868157108    4,073     228,800       SH               SOLE       Filer + No.1   SOLE
Services Inc.
Tasty Baking Co.         COM    876553306    1,642     201,500       SH               SOLE       Filer + No.1   SOLE
Teamstaff Inc.           COM    87815U204    2,769   1,923,000       SH               SOLE       Filer + No.1   SOLE
Tenet Healthcare Corp.   COM    88033G100      141      11,500       SH               SOLE       Filer + No.1   SOLE
Tetra Technologies,      COM    88162F105    3,026      95,000       SH               SOLE       Filer + No.1   SOLE
Inc.
TVIA Inc.                COM    87307P101       86      50,000       SH               SOLE       Filer + No.1   SOLE
Unifi Inc.               COM    904677101      438     103,400       SH               SOLE       Filer + No.1   SOLE
Universal Compression    COM    913431102    2,356      65,000       SH               SOLE       Filer + No.1   SOLE
Holdings
Videsh Sanchar Nigam  SPONSORED 92659G600      311      28,000       SH               SOLE       Filer + No.1   SOLE
Ltd.                     ADR
Waddell & Reed           CLA    930059100      235      12,700       SH               SOLE       Filer + No.1   SOLE
Financial, Inc.
Williams Companies Inc.  COM    969457100      205      10,800       SH               SOLE       Filer + No.1   SOLE
Wilshire Enterprises     COM    971885100      109      15,000       SH               SOLE       Filer + No.1   SOLE
Inc.
Yak Communications Inc.  COM    984208207    2,086     430,000       SH               SOLE       Filer + No.1   SOLE


TOTAL                                     $ 17,523   3,184,700
                                          --------   ---------

GRAND TOTAL                               $248,176  28,682,807
                                          --------  ----------

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